Related Party Transactions	12 Months Ended
Dec. 31, 2025
Related Party Transactions [Abstract]
RELATED PARTY TRANSACTIONS
20.	RELATED PARTY TRANSACTIONS

The table below sets forth the major related parties and their relationships with the Company during the three years ending December 31, 2025:

Name of related parties	Relationship with the Company
Shenzhen Zhonghe Energy Storage Technology Co., Ltd.	Controlled by Olivia Wang
Shenzhen Hechu Enterprise Management Partnership (Limited Partnership)	Controlled by Olivia Wang
Shanxi Ji’an Technology Prevention Co., Ltd.	Controlled by Olivia Wang
Tu Jingyi (“Mr. Tu”)*	Shareholder of the Company
Shenzhen Intelligent Guardforce Robot Technology Co., Limited*	Controlled by Mr. Tu
Shenzhen Kewei Robot Technology Co., Limited*	Controlled by Mr. Tu
Guardforce Holdings (HK) Limited*	Controlled by Mr. Tu’s father
GF Technovation Company Limited*	Mr. Tu’s father is the majority shareholder of its ultimate holding company
Guardforce Security (Thailand) Company Limited*	Mr. Tu’s father is the majority shareholder of its ultimate holding company
Guardforce Aviation Security Company Limited*	Mr. Tu’s father is the majority shareholder of its ultimate holding company
InnoAI Technology (Shenzhen) Co., Ltd.**	Controlled by Jia Lin, President of the Company

*	As of December 31, 2025, these companies are no longer considered to be related parties.

**	On May 13, 2024, the Company entered into a Share Transfer Agreement (“InnoAI Agreement”) to acquire 100% of the equity interests in InnoAI. Pursuant to the InnoAI Agreement, InnoAI became a wholly owned subsidiary of the Company.

Related party transactions:

		For the years ended December 31,
	Nature	2025	2024	2023
Service/ Products received from related parties:
Guardforce Security (Thailand) Company Limited	(a)	$-	$446,098	$918,536
Guardforce Aviation Security Company Limited	(b)	-	957	1,643
Shenzhen Intelligent Guardforce Robot Technology Co., Limited – Purchases	(c)	-	-	6,178
Shenzhen Kewei Robot Technology Co., Limited – Purchases	(d)	-	-	93,633
InnoAI Technology (Shenzhen) Co., Ltd.	(e)	-	-	49,000
		$-	$447,055	$1,068,990

Service/ Products delivered to related parties:
GF Technovation Company Limited	(f)	-	-	231
Shenzhen Kewei Robot Technology Co., Limited	(g)	-	4,668	68,594
		$-	$4,668	$68,825
Repayment of borrowings:
Tu Jingyi	(h)	-	1,591,825	-
Guardforce Holdings (HK) Limited	(h)	-	1,712,962	-
		$-	$3,304,787	$-

The Company did not have any related party transactions for the year ended December 31, 2025.

Nature of transactions from the years ended December 31, 2024 and 2023:

(a)	Guardforce Security (Thailand) Co., Ltd. provided security guard services to the Company.

(b)	Guardforce Aviation Security Co., Ltd. provided escort services to the Company.

(c)	The Company purchased robots from Shenzhen Intelligent Guardforce Robot Technology Co., Limited.

(d)	The Company purchased robots from Shenzhen Kewei Robot Technology Co., Limited.

(e)	On May 13, 2024, the Company entered into a Share Transfer Agreement to acquire 100% of the equity interests in InnoAI. Pursuant to the InnoAI Agreement, InnoAI became a wholly owned subsidiary of the Company.

(f)	The Company sold robots to GF Technovation Company Limited.

(g)	The Company rented robots to Shenzhen Kewei Robot Technology Co., Limited.

(h)	Pursuant to a settlement agreement with Tu Jingyi (“Mr. Tu”) dated March 22, 2024, the Company had fully paid off these borrowings in cash on May 3, 2024.

Key management personnel compensation:

For the fiscal year ended December 31, 2025 and 2024, the aggregate cash compensation and benefits that were paid to the key management personnel, who are the directors and senior management of the company was $1.4 million and $1.5 million and the share based compensation that were granted to them was $1.0 million and $1.4 million.